ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS - Natal Agro (Details)		12 Months Ended
	Jun. 10, 2024 USD ($) shares	Jun. 30, 2024 USD ($)	Jun. 10, 2024 $ / shares
Net assets incorporated
Gain from a bargain purchase		$ (1,032,327)
Other disclosures
Gain from a bargain purchase		1,032,327
Natal Agro S.R.L.
ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS
Number of shares acquired | shares	116,225
Nominal value per share | $ / shares			$ 10
Percentage of equity and voting interest acquired	51.00%
Cash payment	$ 215,415
Regulatory activities	727,985
Total consideration	943,400
Net assets incorporated
Cash and cash equivalents	252,923
Other financial assets	73,950
Trade receivables	596,463
Other receivables	288,861
Income and minimum presumed recoverable income taxes	19,998
Inventories	4,031,412
Property, plant and equipment	816,576
Intangible assets	2,217,985
Right of use asset	168,988
Trade and other payables	(2,302,332)
Borrowings	(743,279)
Employee benefits and social security	(23,346)
Deferred revenue and advances from customers	(2,515)
Provisions	(355,898)
Lease liabilities	(168,988)
Deferred tax liabilities	(996,824)
Total net assets identified	3,873,974
Non-controlling interest	(1,898,247)
Gain from a bargain purchase	(1,032,327)	(1,000,000)
Total consideration	943,400
Other disclosures
Maximum working capital loan	$ 3,000,000
Percentage of revenue to be received	15.00%
Effect of adjustment resulting in identification of intangible asset		800,000
Deferred income tax		500,000
Non-controlling interest		800,000
Change in the fair value of the consideration		400,000
Gain from a bargain purchase	$ 1,032,327	1,000,000
Goodwill		$ 200,000